Other Provisions - Provision for Silicosis Settlement - Reconciliation of the Total Provision for Silicosis Settlement (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of other provisions [line items]
Balance at beginning of year- silicosis	R 261	R 255
Payments	(40)	(17)
Balance at end of year - silicosis	252	261
Current portion of silicosis settlement provision	77	65
Non-current portion of silicosis settlement provision	175	196
Provision raised for settlement
Disclosure of other provisions [line items]
Change in estimate	12	2
Time value of money and inflation component	R 19	R 21